Recovery of Erroneously Awarded Compensation	12 Months Ended
Dec. 31, 2025
Restatement Determination Date [Axis]: 2023-10-31
Erroneously Awarded Compensation Recovery [Table]
Erroneous Compensation Analysis [Text Block]	In October 2023, the Board adopted a clawback policy in accordance with the listing standards of the Nasdaq. The policy requires that we recoup certain incentive compensation paid to or deferred by certain executives in the event Landmark Bancorp is required to prepare an accounting restatement due to material noncompliance with any financial reporting requirement under the federal securities laws, and the compensation would not have been awarded under the restated financial information, subject to the other terms and limitations set forth in the policy. A copy of the policy is available on Landmark Bancorp’s website at www.landmarkbancorpinc.com under “Corporate Overview — Corporate Governance,” and is filed as Exhibit 97.1 to the Company’s Annual Report on Form 10-K for the year ended December 31, 2025, as filed with the SEC.